Average Annual Total Returns - Class K - BLACKROCK ADVANTAGE SMALL CAP GROWTH FUND	Jan. 28, 2021
Russell 2000® Growth Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	34.63%
5 Years	16.36%
10 Years	13.48%
Class K
Average Annual Return:
1 Year	33.52%
5 Years	17.22%
10 Years	13.42%
Class K | After Taxes on Distributions
Average Annual Return:
1 Year	31.29%
5 Years	14.61%
10 Years	9.77%
Class K | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	20.47%
5 Years	12.96%
10 Years	9.43%